                                         [JANUS LOGO]

                   Janus Adviser Series

                              PROSPECTUS
                              JULY 31, 2000

                              Janus Adviser Growth Fund

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes Janus Adviser Growth Fund ("Growth Fund" or the "Fund"), a portfolio of Janus Adviser Series.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Growth Fund...................................................    2
                   Fees and expenses.............................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
                   Growth Fund...................................................    5
                   General portfolio policies....................................    6
                   Risks for Growth Fund.........................................    8
                MANAGEMENT OF THE FUND
                   Investment adviser............................................   10
                   Management expenses and expense limits........................   10
                   Investment personnel..........................................   11
                OTHER INFORMATION................................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions.................................................   13
                   Taxes.........................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares........................................   15
                   Purchases.....................................................   15
                   Exchanges.....................................................   15
                   Redemptions...................................................   16
                   Frequent trading..............................................   16
                   Shareholder communications....................................   16
                FINANCIAL HIGHLIGHTS.............................................   17
                GLOSSARY
                   Glossary of investment terms..................................   18


                                                            Table of contents  1

Risk return summary

GROWTH FUND

          Growth Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF GROWTH FUND?

--------------------------------------------------------------------------------

          - GROWTH FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

          The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF GROWTH FUND?

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks for companies with earnings growth potential one at a time. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

          The Fund may invest without limit in foreign equity and debt securities and less than 35% of its net assets in high-yield/high risk bonds.

          Growth Fund invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN GROWTH FUND?

          The biggest risk of investing in this Fund is that its returns may vary, and you could lose money. If you are considering investing in Growth Fund, remember it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value
          (NAV) will also decrease, which means if you sell your shares in the Fund you would get back less money.

          An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Adviser Series

          The following information provides some indication of the risks of investing in Growth Fund by showing how Growth Fund's performance has varied over time. The Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into Janus Adviser Series. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. (The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of a different class of Janus Aspen Series, restated to reflect the fees and expenses of the Retirement Shares on May 1, 1997, ignoring any fee and expense limitations.) The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

           GROWTH FUND

           Annual Returns for Periods Ended 12/31

                             2.31%  29.47%  17.64%  21.74%  34.99%  43.98%
                              1994   1995    1996    1997    1998    1999

           Best Quarter: 4th-1998  27.58%  Worst Quarter: 3rd-1998  (11.04%)

                          Average annual total return for periods ended 12/31/99
                          ------------------------------------------------------

                                                                                             Since Inception
                                                                                           of Predecessor Fund
                                                                      1 year    5 years         (9/13/93)
                Growth Fund                                           43.98%    29.25%           23.49%
                S&P 500 Index*                                        21.03%    28.54%           22.68%
                                                                      ----------------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

          Growth Fund's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information shown is based upon estimated annualized expenses the Fund expects to incur during its initial fiscal year.

                                                                            Total Annual Fund                 Total Annual Fund
                                              Distribution                      Operating                         Operating
                             Management          (12b-1)        Other           Expenses          Total           Expenses
                                 Fee             Fees(1)      Expenses     Without Waivers(2)    Waivers       With Waivers(2)
    International Fund          0.65%             0.25%         0.29%             1.19%           0.02%            1.17%

--------------------------------------------------------------------------------

   (1) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

   (2) All expenses are stated both with and without contractual waivers by Janus Capital. Total annual fund operating expenses without waivers for the Fund formed from the reorganization of Janus Aspen Series Retirement Shares (Predecessor Fund) are estimated to be higher than the Predecessor Fund's because the new Fund will initially be smaller in size. However, Janus Capital has contractually agreed to waive the reorganized Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). These waivers are first applied against the Management Fee and then against Other Expenses.
--------------------------------------------------------------------------------

   EXAMPLE:
   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 Year       3 Years      5 Years      10 Years
                                                                -----------------------------------------------
    Growth Fund                                                  $121         $378         $654         $1,443

 4 Janus Adviser Series

                                      Investment objective, principal investment
                                                 strategies and risks

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Growth Fund, its principal investment strategies and certain risks of investing in Growth Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus on pages 8-9 for a discussion of risks associated with current investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Growth Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

The following questions and answers are designed to help you better understand Growth Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          The Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. He makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT IS A "SPECIAL SITUATION"?

          The Fund may invest in special situations. A special situation arises when the portfolio manager believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.

              Investment objective, principal investment strategies and risks  5

4. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although Growth Fund does not emphasize companies of any particular size, a Fund with a larger asset base is more likely to invest in larger, more established issuers.

GENERAL PORTFOLIO POLICIES

          In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity.

          When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Growth Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The Fund may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Fund's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

 6 Janus Adviser Series

          FOREIGN SECURITIES
          The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR GROWTH FUND

          Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Growth Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

          The Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 8 Janus Adviser Series

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

          The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.

              Investment objective, principal investment strategies and risks  9

Management of the Fund

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Fund.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

          Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES AND EXPENSE LIMITS

          The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. The Fund is subject to the following management fee schedule (expressed as an annual rate). In addition, the Fund incurs expenses not assumed by Janus Capital, including the administrative services fee, distribution fee, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                                       Average Daily
                                                        Net Assets         Annual Rate        Expense Limit
     Fee Schedule                                         of Fund         Percentage (%)    Percentage (%)(1)
-------------------------------------------------------------------------------------------------------------
     Growth Fund                                      All Asset Levels         0.65               0.67
-------------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least July 31, 2003.

 10 Janus Adviser Series

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

BLAINE P. ROLLINS
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Janus
            Adviser Growth Fund, which he has managed since inception. He is also Executive Vice President and portfolio manager of Janus
            Aspen Growth Portfolio, which he has managed since January 2000.
            He previously managed Janus Aspen Balanced Portfolio from May
            1996 to December 1999 and Janus Aspen Equity Income Portfolio from its inception to December 1999. Mr. Rollins joined Janus Capital in 1990 and has managed Janus Fund since January 2000,
            Janus Balanced Fund from January 1996 through December 1999 and Janus Equity Income Fund from inception until December 1999. He was an assistant portfolio manager of Janus Fund from January
            1994 through December 1999. Mr. Rollins joined Janus Capital in
            1990 and gained experience as a fixed-income trader and equity research analyst prior to managing Janus Balanced Fund and Janus Aspen Balanced Portfolio. He holds a Bachelor of Science in
            Finance from the University of Colorado and he has earned the right to use the Chartered Financial Analyst designation.

ASSISTANT PORTFOLIO MANAGERS

DAVID C. DECKER
--------------------------------------------------------------------------------
            is an assistant portfolio manager of Janus Adviser Growth Fund.
            He is also Executive Vice President and portfolio manager of Janus Adviser Strategic Value Fund, Janus Aspen Strategic Value Portfolio, Janus Special Situations Fund and Janus Strategic
            Value Fund, which he has managed since inception, and an assistant portfolio manager of Janus Aspen Growth Portfolio and Janus Fund. He joined Janus Capital in 1992 as a research analyst and focused on companies in the automotive and defense industries prior to managing Janus Special Situations Fund. He obtained his Master of Business Administration in Finance from the Fuqua
            School of Business at Duke University and a Bachelor of Arts in Economics and Political Science from Tufts University. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.

JOHN H. SCHREIBER
--------------------------------------------------------------------------------
            is an assistant portfolio manager of Janus Adviser Growth Fund, Janus Aspen Growth Portfolio and Janus Fund. Mr. Schreiber joined Janus Capital in 1997 as an equity research analyst. Prior to joining Janus, he was an equity analyst with Fidelity
            Investments. Mr. Schreiber holds a Bachelor of Science degree in Mechanical Engineering from the University of Washington and a Master of Business Administration from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.

                                                      Management of the Fund  11

Other information

          ADMINISTRATIVE SERVICES FEE

          Janus Service Corporation, the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in the shares. Janus Service expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

          DISTRIBUTION FEE

          Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay Janus Distributors, Inc., the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Fund. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          DISTRIBUTION OF THE FUND

          The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Adviser Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          DISTRIBUTION SCHEDULE

          Dividends and capital gains are normally declared and paid in December.

          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Growth Fund declared a dividend in the amount of $0.25 per share. If Growth Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

          "BUYING A DIVIDEND"

          If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

          For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

          As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

          The following discussion is not a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

          TAXES ON DISTRIBUTIONS

          Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the

                                                     Distributions and taxes  13
          dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

          Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

          TAXATION OF THE FUND

          Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under
          Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment income.

          The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code.

 14 Janus Adviser Series

                                                             Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

          Investments will be processed at the NAV next determined after an order is received and accepted by the Fund or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

          To the extent the Fund holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

PURCHASES

          Purchases of Fund shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. Financial intermediaries must maintain a $100,000 minimum aggregate account balance in the Fund, except for defined contribution plans and broker wrap accounts.

          The Fund does not permit frequent trading or market timing. Excessive purchases of Fund shares disrupt portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Fund. Although there is no present intention to do so, the Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

          Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

          - You may exchange shares of the Fund only for shares of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

          - You must meet the minimum investment amount for the Fund.

          - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

                                                         Shareholder's guide  15

REDEMPTIONS

          Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

          Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

FREQUENT TRADING

          Frequent trading of Fund shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Fund's investments. The Fund does not permit frequent trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The Fund may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

 16 Janus Adviser Series

                                                            Financial highlights

          Growth Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into Janus Adviser Series. The financial highlights presented below are for the Retirement Shares of the predecessor fund of Janus Aspen Series (from inception of the Retirement Shares through December 31st of each fiscal period shown). Items 1 through 8 reflect financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of the predecessor fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Janus Aspen Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                                                             GROWTH PORTFOLIO -
                                                                             RETIREMENT SHARES
---------------------------------------------------------------------------------------------------------
                                                                         Periods ending December 31
                                                                     1999           1998         1997(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $23.45         $18.46         $16.18

     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.07         (0.03)           0.04
  3. Net gains or losses on securities (both realized and
     unrealized)                                                     10.25           6.32           2.71
  4. Total from investment operations                                10.32           6.29           2.75

     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                             --             --         (0.10)
  6. Distributions (from capital gains)                             (0.14)         (1.30)         (0.37)
  7. Total distributions                                            (0.14)         (1.30)         (0.47)
  8. NET ASSET VALUE, END OF PERIOD                                 $33.63         $23.45         $18.46
  9. Total return*                                                  43.98%         34.99%         17.22%
 10. Net assets, end of period (in thousands)                      $59,334            $18            $12
 11. Average net assets for the period (in thousands)              $12,209            $13            $11
 12. Ratio of gross expenses to average net assets**(3)              1.17%(2)       1.18%(2)       1.20%(2)
 13. Ratio of net expenses to average net assets**(4)                1.17%          1.18%          1.20%
 14. Ratio of net investment income to average net assets**        (0.25%)        (0.23%)          0.29%
 15. Portfolio turnover rate**                                         53%            73%           122%
---------------------------------------------------------------------------------------------------------

*  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) May 1, 1997 (inception) to December 31, 1997.
(2) The ratio was 1.19% in 1999, 1.25% in 1998 and 1.28% in 1997 before reduction of the management fees to the effective rate of Janus Fund.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  17

Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

 18 Janus Adviser Series

          Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

                                                Glossary of investment terms  19

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

 20 Janus Adviser Series
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

                                                Glossary of investment terms  21

[JANUS LOGO]

        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com

You can request other information, including a Statement of Additional Information for Janus Adviser Series, or an Annual Report or Semiannual Report of Janus Aspen Series, free of charge, by contacting your plan sponsor, broker or financial institution. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of Janus Aspen Series during the last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You
may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-9885

INSPROADVGROW0700

                                         [JANUS LOGO]

                   Janus Adviser Series

                              PROSPECTUS
                              JULY 31, 2000

                              Janus Adviser Aggressive Growth Fund

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes Janus Adviser Aggressive Growth Fund ("Aggressive Growth Fund" or the "Fund"), a portfolio of Janus Adviser Series.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Aggressive Growth Fund...................................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Aggressive Growth Fund...................................    5
                   General portfolio policies...............................    6
                   Risks for Aggressive Growth Fund.........................    8
                MANAGEMENT OF THE FUND
                   Investment adviser.......................................   10
                   Management expenses and expense limits...................   10
                   Investment personnel.....................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares...................................   15
                   Purchases................................................   15
                   Exchanges................................................   15
                   Redemptions..............................................   16
                   Frequent trading.........................................   16
                   Shareholder communications...............................   16
                FINANCIAL HIGHLIGHTS........................................   17
                GLOSSARY
                   Glossary of investment terms.............................   18


                                                            Table of contents  1

Risk return summary

AGGRESSIVE GROWTH FUND

          Aggressive Growth Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF AGGRESSIVE GROWTH FUND?

--------------------------------------------------------------------------------

          - AGGRESSIVE GROWTH FUND seeks long-term growth of capital.

          The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF AGGRESSIVE GROWTH FUND?

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks for companies with earnings growth potential one at a time. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

          The Fund may invest without limit in foreign equity and debt securities and less than 35% of its net assets in high-yield/high risk bonds.

          Aggressive Growth Fund invests primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN AGGRESSIVE GROWTH FUND?

          The biggest risk of investing in this Fund is that its returns may vary, and you could lose money. If you are considering investing in Aggressive Growth Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value
          (NAV) will also decrease, which means if you sell your shares in the Fund you would get back less money.

          Aggressive Growth Fund is nondiversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

          An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Adviser Series

          The following information provides some indication of the risks of investing in Aggressive Growth Fund by showing how Aggressive Growth Fund's performance has varied over time. The Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into Janus Adviser Series. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. (The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of a different class of Janus Aspen Series, restated to reflect the fees and expenses of the Retirement Shares on May 1, 1997, ignoring any fee and expense limitations.) The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

           AGGRESSIVE GROWTH FUND

           Annual returns for periods ended 12/31

                       16.03%    26.92%    7.19%     11.91%    35.58%    124.34%
                        1994      1995     1996       1997      1998       1999

           Best Quarter  4th-1999  59.17%  Worst Quarter  3rd-1998 (15.06%)

                          Average annual total return for periods ended 12/31/99
                          ------------------------------------------------------

                                                                                             Since Inception
                                                                                           of Predecessor Fund
                                                                     1 year     5 years         (9/13/93)
                Aggressive Growth Fund                               124.34%    35.47%           33.53%
                S&P MidCap 400 Index*                                 14.72%    23.05%           18.08%
                                                                 ---------------------------------------------

           * The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.

          Aggressive Growth Fund's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information shown is based upon estimated annualized expenses the Fund expects to incur during its initial fiscal year.

                                                                                 Total Annual Fund             Total Annual Fund
                                                      Distribution                   Operating                     Operating
                                       Management        (12b-1)       Other         Expenses        Total         Expenses
                                           Fee           Fees(1)     Expenses   Without Waivers(2)  Waivers     With Waivers(2)
    Aggressive Growth Fund                0.65%           0.25%        0.28%           1.18%         0.02%           1.16%

--------------------------------------------------------------------------------
   (1) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National
       Association of Securities Dealers, Inc.

   (2) All expenses are stated both with and without contractual waivers by Janus Capital. Total annual fund operating expenses without waivers for the Fund formed from the reorganization of Janus Aspen Series Retirement Shares (Predecessor Fund) are estimated to be higher than the Predecessor Fund's because the new Fund will initially be smaller in size. However, Janus Capital has contractually agreed to waive the reorganized Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). These waivers are first applied against the Management Fee and then against Other Expenses.
--------------------------------------------------------------------------------

   EXAMPLE:
   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 Year       3 Years      5 Years      10 Years
                                                                ---------------------------------------------------
    Aggressive Growth Fund                                       $120         $375         $649         $1,432

 4 Janus Adviser Series

                                      Investment objective, principal investment
                                                 strategies and risks

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Aggressive Growth Fund, its principal investment strategies and certain risks of investing in Aggressive Growth Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus on pages 8-9 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Aggressive Growth Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalization within the Index will vary, but as of December 31, 1999, they ranged from approximately $170 million to $37 billion.

The following questions and answers are designed to help you better understand Aggressive Growth Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          The Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. He makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT IS A "SPECIAL SITUATION"?

          The Fund may invest in special situations. A special situation arises when the portfolio manager believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from (i) significant changes in industry

              Investment objective, principal investment strategies and risks 5 structure through regulatory developments or shifts in competition;
          (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.

4. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for Aggressive Growth Fund.

GENERAL PORTFOLIO POLICIES

          In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity.

          When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Aggressive Growth Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The Fund may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Fund's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the

 6 Janus Adviser Series

          U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR AGGRESSIVE GROWTH FUND

          Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Aggressive Growth Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED STATUS OF AGGRESSIVE GROWTH FUND AFFECT ITS RISK?

          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

          The Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may

 8 Janus Adviser Series
            take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE FUND TRY TO REDUCE RISK?

          The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.

              Investment objective, principal investment strategies and risks  9

Management of the Fund

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Fund.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

          Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES AND EXPENSE LIMITS

          The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. The Fund is subject to the following management fee schedule (expressed as an annual rate). In addition, the Fund incurs expenses not assumed by Janus Capital, including the administrative services fee, distribution fee, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                                       Average Daily
                                                        Net Assets         Annual Rate        Expense Limit
     Fee Schedule                                         of Fund         Percentage (%)    Percentage (%)(1)
------------------------------------------------------------------------------------------------------------------
     Aggressive Growth Fund                           All Asset Levels         0.65               0.66
------------------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least July 31, 2003.

 10 Janus Adviser Series

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

JAMES P. GOFF
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Janus
            Adviser Aggressive Growth Fund and Janus Aspen Aggressive Growth Portfolio, both of which he has managed since inception. Mr. Goff joined Janus Capital in 1988 and has managed Janus Enterprise
            Fund since its inception. Mr. Goff managed or co-managed Janus Venture Fund from December 1993 to February 1997. He holds a Bachelor of Arts in Economics from Yale University. Mr. Goff has earned the right to use the Chartered Financial Analyst designation.

ASSISTANT PORTFOLIO MANAGERS

MATTHEW A. ANKRUM
--------------------------------------------------------------------------------
            is an assistant portfolio manager of Janus Adviser Aggressive
            Growth Fund, Janus Aspen Aggressive Growth Portfolio and Janus Enterprise Fund. Mr. Ankrum joined Janus Capital as an intern in June 1996, and became an equity research analyst in August 1997. Prior to joining Janus, Mr. Ankrum worked as a corporate finance analyst at William Blair and Company from 1993-1995. He was also a fixed-income research analyst at Conseco Capital Management.
            Mr. Ankrum has an undergraduate degree in Business Administration from the University of Wisconsin and a Master of Business Administration from the University of Chicago. Mr. Ankrum has earned the right to use the Chartered Financial Analyst designation.

RON SACHS
--------------------------------------------------------------------------------
            is an assistant portfolio manager of Janus Adviser Aggressive
            Growth Fund, Janus Aspen Aggressive Growth Portfolio and Janus Enterprise Fund. He is portfolio manager of Janus Orion Fund, which he has managed since inception. Mr. Sachs joined Janus
            Capital in 1996 as a research analyst. Prior to coming to Janus, he worked as a consultant for Bain & Company and as an attorney for Willkie, Farr & Gallagher. Mr. Sachs graduated from Princeton cum laude with an undergraduate degree in Economics. He obtained his law degree from the University of Michigan. Mr. Sachs has earned the right to use the Chartered Financial Analyst designation.

                                                      Management of the Fund  11

Other information

          ADMINISTRATIVE SERVICES FEE

          Janus Service Corporation, the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in the shares. Janus Service expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

          DISTRIBUTION FEE

          Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay Janus Distributors, Inc., the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Fund. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          DISTRIBUTION OF THE FUND

          The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Adviser Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          DISTRIBUTION SCHEDULE

          Dividends and capital gains are normally declared and paid in December.

          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Aggressive Growth Fund declared a dividend in the amount of $0.25 per share. If Aggressive Growth Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

          "BUYING A DIVIDEND"

          If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

          For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

          As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

          The following discussion is not a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

          TAXES ON DISTRIBUTIONS

          Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the

                                                     Distributions and taxes  13
          dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

          Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

          TAXATION OF THE FUND

          Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under
          Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment income.

          The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code.

 14 Janus Adviser Series

                                                             Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

          Investments will be processed at the NAV next determined after an order is received and accepted by the Fund or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

          To the extent the Fund holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

PURCHASES

          Purchases of Fund shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. Financial intermediaries must maintain a $100,000 minimum aggregate account balance in the Fund, except for defined contribution plans and broker wrap accounts.

          The Fund does not permit frequent trading or market timing. Excessive purchases of Fund shares disrupt portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Fund. Although there is no present intention to do so, the Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

          Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

          - You may exchange shares of the Fund only for shares of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

          - You must meet the minimum investment amount for the Fund.

          - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

                                                         Shareholder's guide  15

REDEMPTIONS

          Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

          Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

FREQUENT TRADING

          Frequent trading of Fund shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Fund's investments. The Fund does not permit frequent trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The Fund may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

 16 Janus Adviser Series

                                                            Financial highlights

          Aggressive Growth Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into Janus Adviser Series. The financial highlights presented below are for the Retirement Shares of the predecessor fund of Janus Aspen Series (from inception of the Retirement Shares through December 31st of each fiscal period shown). Items 1 through 8 reflect financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of the predecessor fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Janus Aspen Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                                                       AGGRESSIVE GROWTH PORTFOLIO -
                                                                             RETIREMENT SHARES
---------------------------------------------------------------------------------------------------------
                                                                         Periods ending December 31
                                                                     1999           1998         1997(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $27.42         $20.49         $16.12
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.19         (0.12)         (0.06)
  3. Net gains or losses on securities (both realized and
     unrealized)                                                     32.70           7.05           4.43
  4. Total from investment operations                                32.89           6.93           4.37
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                             --             --             --
  6. Distributions (from capital gains)                             (1.40)             --             --
  7. Total distributions                                            (1.40)             --             --
  8. NET ASSET VALUE, END OF PERIOD                                 $58.91         $27.42         $20.49
  9. Total return*                                                 124.34%         33.58%         27.11%
 10. Net assets, end of period (in thousands)                      $47,928            $17            $13
 11. Average net assets for the period (in thousands)               $9,786            $14            $11
 12. Ratio of gross expenses to average net assets**(3)              1.19%(2)       1.26%(2)       1.32%(2)
 13. Ratio of net expenses to average net assets**(4)                1.19%          1.26%          1.32%
 14. Ratio of net investment income to average net assets**        (1.00%)        (0.86%)        (0.62%)
 15. Portfolio turnover rate**                                        105%           132%           130%
---------------------------------------------------------------------------------------------------------

*  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) May 1, 1997 (inception) to December 31, 1997.
(2) The ratio was 1.19% in 1999, 1.26% in 1998 and 1.34% in 1997 before reduction of the management fees to the effective rate of Janus Enterprise Fund.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  17

Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

 18 Janus Adviser Series

          Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

                                                Glossary of investment terms  19

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

 20 Janus Adviser Series
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

                                                Glossary of investment terms  21

[JANUS LOGO]

        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com

You can request other information, including a Statement of Additional Information for Janus Adviser Series, or an Annual Report or Semiannual Report of Janus Aspen Series, free of charge, by contacting your plan sponsor, broker or financial institution. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of Janus Aspen Series during the last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You
may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-9885

INSPROADVAGGR0700

                                         [JANUS LOGO]

                   Janus Adviser Series

                              PROSPECTUS
                              JULY 31, 2000

                              Janus Adviser Capital Appreciation Fund

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes Janus Adviser Capital Appreciation Fund ("Capital Appreciation Fund" or the "Fund"), a portfolio of Janus Adviser Series.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Capital Appreciation Fund................................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Capital Appreciation Fund................................    5
                   General portfolio policies...............................    6
                   Risks for Capital Appreciation Fund......................    8
                MANAGEMENT OF THE FUND
                   Investment adviser.......................................   10
                   Management expenses and expense limits...................   10
                   Investment personnel.....................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares...................................   15
                   Purchases................................................   15
                   Exchanges................................................   15
                   Redemptions..............................................   16
                   Frequent trading.........................................   16
                   Shareholder communications...............................   16
                FINANCIAL HIGHLIGHTS........................................   17
                GLOSSARY
                   Glossary of investment terms.............................   18


                                                            Table of contents  1

Risk return summary

CAPITAL APPRECIATION FUND

          Capital Appreciation Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF CAPITAL APPRECIATION FUND?

--------------------------------------------------------------------------------

          - CAPITAL APPRECIATION FUND seeks long-term growth of capital.

          The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF CAPITAL APPRECIATION FUND?

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks for companies with earnings growth potential one at a time. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

          The Fund may invest without limit in foreign equity and debt securities and less than 35% of its net assets in high-yield/high risk bonds.

          Capital Appreciation Fund invests primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging companies.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN CAPITAL APPRECIATION FUND?

          The biggest risk of investing in this Fund is that its returns may vary, and you could lose money. If you are considering investing in Capital Appreciation Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value
          (NAV) will also decrease, which means if you sell your shares in the Fund you would get back less money.

          Capital Appreciation Fund is nondiversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's NAV and total return.

          An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Adviser Series

          The following information provides some indication of the risks of investing in Capital Appreciation Fund by showing how Capital Appreciation Fund's performance has varied over time. The Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into Janus Adviser Series. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

           CAPITAL APPRECIATION FUND

           Annual Returns for Periods Ended 12/31

                                                                57.37%    66.16%
                                                                 1998      1999

           Best Quarter  4th-1999  41.57%  Worst Quarter  3rd-1998 (10.18%)


                          Average annual total return for periods ended 12/31/99
                          ------------------------------------------------------

                                                                                             Since Inception
                                                                                           of Predecessor Fund
                                                                                 1 year         (5/1/97)
                Capital Appreciation Fund                                        66.16%          56.43%
                S&P 500 Index*                                                   21.03%          27.40%
                                                                             ---------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

          Capital Appreciation Fund's past performance does not necessarily reflect how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information shown is based upon estimated annualized expenses the Fund expects to incur during its initial fiscal year.

                                                                                     Total Annual Fund             Total Annual Fund
                                                           Distribution                  Operating                     Operating
                                            Management        (12b-1)      Other         Expenses        Total         Expenses
                                                Fee           Fees(1)    Expenses   Without Waivers(2)  Waivers     With Waivers(2)
    Capital Appreciation Fund                  0.65%          0.25%        0.36%          1.26%          0.08%          1.18%

--------------------------------------------------------------------------------
   (1) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National
       Association of Securities Dealers, Inc.

   (2) All expenses are stated both with and without contractual waivers by Janus Capital. Total annual fund operating expenses without waivers for the Fund formed from the reorganization of Janus Aspen Series Retirement Shares (Predecessor Fund) are estimated to be higher than the Predecessor Fund's because the new Fund will initially be smaller in size. However, Janus Capital has contractually agreed to waive the reorganized Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). These waivers are first applied against the Management Fee and then against Other Expenses.
--------------------------------------------------------------------------------

   EXAMPLE:
   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 Year       3 Years      5 Years      10 Years
                                                                ---------------------------------------------------
    Capital Appreciation Fund                                    $128         $400         $692         $1,523

 4 Janus Adviser Series

                                      Investment objective, principal investment
                                                 strategies and risks

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Capital Appreciation Fund, its principal investment strategies and certain risks of investing in Capital Appreciation Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus on pages 8-9 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Capital Appreciation Fund seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well established companies to smaller, emerging growth companies.

The following questions and answers are designed to help you better understand Capital Appreciation Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          The Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. He makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT IS A "SPECIAL SITUATION"?

          The Fund may invest in special situations. A special situation arises when the portfolio manager believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.

              Investment objective, principal investment strategies and risks  5

4. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although Capital Appreciation Fund does not emphasize companies of any particular size, a Fund with a larger asset base is more likely to invest in larger, more established issuers.

GENERAL PORTFOLIO POLICIES

          In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity.

          When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Capital Appreciation Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The Fund may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Fund's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

 6 Janus Adviser Series

          FOREIGN SECURITIES
          The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR CAPITAL APPRECIATION FUND

          Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Capital Appreciation Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED STATUS OF CAPITAL APPRECIATION FUND AFFECT ITS RISK?

          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "nondiversified" portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

3. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

          The Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may

 8 Janus Adviser Series
            take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE FUND TRY TO REDUCE RISK?

          The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.

              Investment objective, principal investment strategies and risks  9

Management of the Fund

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Fund.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

          Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES AND EXPENSE LIMITS

          The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. The Fund is subject to the following management fee schedule (expressed as an annual rate). In addition, the Fund incurs expenses not assumed by Janus Capital, including the administrative services fee, distribution fee, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                         Average Daily
                                          Net Assets          Annual Rate        Expense Limit
     Fee Schedule                          of Fund           Percentage (%)    Percentage (%)(1)
------------------------------------------------------------------------------------------------
     Capital Appreciation Fund           All Asset Levels         0.65               0.68
------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least July 31, 2003.

 10 Janus Adviser Series

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Janus
            Adviser Capital Appreciation Fund and Janus Aspen Capital Appreciation Portfolio, which he has managed since their inception. He is portfolio manager of Janus Twenty Fund, which he has managed since August 1997. He previously managed Janus
            Olympus Fund from its inception to August 1997. Mr. Schoelzel joined Janus Capital in January 1994. He holds a Bachelor of Arts in Business from Colorado College.

                                                      Management of the Fund  11

Other information

          ADMINISTRATIVE SERVICES FEE

          Janus Service Corporation, the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in the shares. Janus Service expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

          DISTRIBUTION FEE

          Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay Janus Distributors, Inc., the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Fund. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          DISTRIBUTION OF THE FUND

          The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Adviser Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          DISTRIBUTION SCHEDULE

          Dividends and capital gains are normally declared and paid in December.

          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Capital Appreciation Fund declared a dividend in the amount of $0.25 per share. If Capital Appreciation Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

          "BUYING A DIVIDEND"

          If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

          For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

          As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

          The following discussion is not a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

          TAXES ON DISTRIBUTIONS

          Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the

                                                     Distributions and taxes  13
          dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

          Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

          TAXATION OF THE FUND

          Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under
          Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment income.

          The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code.

 14 Janus Adviser Series

                                                             Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

          Investments will be processed at the NAV next determined after an order is received and accepted by the Fund or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

          To the extent the Fund holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

PURCHASES

          Purchases of Fund shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. Financial intermediaries must maintain a $100,000 minimum aggregate account balance in the Fund, except for defined contribution plans and broker wrap accounts.

          The Fund does not permit frequent trading or market timing. Excessive purchases of Fund shares disrupt portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Fund. Although there is no present intention to do so, the Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

          Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

          - You may exchange shares of the Fund only for shares of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

          - You must meet the minimum investment amount for the Fund.

          - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

                                                         Shareholder's guide  15

REDEMPTIONS

          Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

          Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

FREQUENT TRADING

          Frequent trading of Fund shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Fund's investments. The Fund does not permit frequent trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The Fund may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

 16 Janus Adviser Series

                                                            Financial highlights

          Capital Appreciation Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into Janus Adviser Series. The financial highlights presented below are for the Retirement Shares of the predecessor fund of Janus Aspen Series (from inception of the Retirement Shares through December 31st of each fiscal period shown). Items 1 through 8 reflect financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of the predecessor fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Janus Aspen Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                                                        CAPITAL APPRECIATION PORTFOLIO -
                                                                               RETIREMENT SHARES
-------------------------------------------------------------------------------------------------------------
                                                                           Periods ending December 31
                                                                     1999             1998           1997(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $19.86           $12.62           $10.00
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                          (0.08)           (0.04)             0.12
  3. Net gains or losses on securities (both realized and
     unrealized)                                                     13.22             7.28             2.50
  4. Total from investment operations                                13.14             7.24             2.62
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                             --               --               --
  6. Distributions (from capital gains)                                 --               --               --
  7. Total distributions                                                --               --               --
  8. NET ASSET VALUE, END OF PERIOD                                 $33.00           $19.86           $12.62
  9. Total return*                                                  66.16%           57.37%           26.20%
 10. Net assets, end of period (in thousands)                      $23,529              $20              $13
 11. Average net assets for the period (in thousands)               $4,402              $15              $12
 12. Ratio of gross expenses to average net assets**(3)              1.19%(2)         1.44%(2)         1.73%(2)
 13. Ratio of net expenses to average net assets**(4)                1.19%            1.44%            1.73%
 14. Ratio of net investment income to average net assets**          0.23%          (0.25%)            1.55%
 15. Portfolio turnover rate**                                         52%              91%             101%
-------------------------------------------------------------------------------------------------------------

*  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) May 1, 1997 (inception) to December 31, 1997.
(2) The ratio was 1.28% in 1999, 1.49% in 1998 and 2.66% in 1997 before reduction of the management fees to the effective rate of Janus Olympus Fund until May 1, 1999, Janus Twenty Fund thereafter.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  17

Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

 18 Janus Adviser Series

          Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

                                                Glossary of investment terms  19

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

 20 Janus Adviser Series
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

                                                Glossary of investment terms  21

[JANUS LOGO]

        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com

You can request other information, including a Statement of Additional Information for Janus Adviser Series, or an Annual Report or Semiannual Report of Janus Aspen Series, free of charge, by contacting your plan sponsor, broker or financial institution. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of Janus Aspen Series during the last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You
may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-9885

INSPROADVCAPAP0700

                                         [JANUS LOGO]

                   Janus Adviser Series

                              PROSPECTUS
                              JULY 31, 2000

                              Janus Adviser Balanced Fund

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes Janus Adviser Balanced Fund ("Balanced Fund" or the "Fund"), a portfolio of Janus Adviser Series.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Balanced Fund............................................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Balanced Fund............................................    5
                   General portfolio policies...............................    6
                   Risks for Balanced Fund..................................    9
                MANAGEMENT OF THE FUND
                   Investment adviser.......................................   11
                   Management expenses and expense limits...................   11
                   Investment personnel.....................................   12
                OTHER INFORMATION...........................................   13
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   14
                   Taxes....................................................   14
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares...................................   16
                   Purchases................................................   16
                   Exchanges................................................   16
                   Redemptions..............................................   17
                   Frequent trading.........................................   17
                   Shareholder communications...............................   17
                FINANCIAL HIGHLIGHTS........................................   18
                GLOSSARY
                   Glossary of investment terms.............................   19


                                                            Table of contents  1

Risk return summary

BALANCED FUND

          Balanced Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments. The Fund is designed for investors who primarily seek growth of capital with varying degrees of emphasis on income. The Fund is not designed for investors who desire a consistent level of income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF BALANCED FUND?

--------------------------------------------------------------------------------

          - BALANCED FUND seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

          The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF BALANCED FUND?

          The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks for companies with earnings growth potential one at a time. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

          The Fund may invest without limit in foreign equity and debt securities and less than 35% of its net assets in high-yield/high risk bonds.

          Balanced Fund normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Fund will normally invest at least 25% of its assets in fixed-income securities.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN BALANCED FUND?

          The biggest risk of investing in this Fund is that its returns may vary, and you could lose money. If you are considering investing in Balanced Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value
          (NAV) will also decrease, which means if you sell your shares in the Fund you would get back less money.

          The income component of Balanced Fund includes fixed-income securities. A fundamental risk to the income component is that the value of these securities will fall if interest rates rise. Generally, the value of a fixed-income portfolio will decrease when interest rates rise, which means the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

          An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Adviser Series

          The following information provides some indication of the risks of investing in Balanced Fund by showing how Balanced Fund's performance has varied over time. The Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into Janus Adviser Series. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. (The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of a different class of Janus Aspen Series, restated to reflect the fees and expenses of the Retirement Shares on May 1, 1997, ignoring any fee and expense limitations.) The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

           BALANCED FUND

           Annual Returns for periods ended 12/31

                              0.84%   24.50%   15.39%   20.99%   33.59%   26.13%
                              1994     1995     1996     1997     1998     1999

           Best Quarter  4th-1998  20.12%  Worst Quarter  3rd-1998  (5.08%)

                          Average annual total return for periods ended 12/31/99
                          ------------------------------------------------------

                                                                                              Since Inception
                                                                                            of Predecessor Fund
                                                                      1 year     5 years         (9/13/93)
                Balanced Fund                                          26.13%    23.98%           19.82%
                S&P 500 Index*                                         21.03%    28.54%           22.68%
                Lehman Brothers Gov't/Corp Bond Index**               (2.15%)     7.61%            5.40%
                                                                  -------------------------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
          ** Lehman Brothers Gov't/Corp Bond Index is composed of all bonds that are of investment grade with at least one year until maturity.

          Balanced Fund's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information shown is based upon estimated annualized expenses the Fund expects to incur during its initial fiscal year.

                                                                      Total Annual Fund              Total Annual Fund
                                            Distribution                  Operating                      Operating
                             Management        (12b-1)       Other        Expenses          Total        Expenses
                                Fee            Fees(1)     Expenses   Without Waivers(2)   Waivers    With Waivers(2)
    Balanced Fund              0.65%            0.25%        0.29%          1.19%           0.02%          1.17%

--------------------------------------------------------------------------------

   (1) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

   (2) All expenses are stated both with and without contractual waivers by Janus Capital. Total annual fund operating expenses without waivers for the Fund formed from the reorganization of Janus Aspen Series Retirement Shares (Predecessor Fund) are estimated to be higher than the Predecessor Fund's because the new Fund will initially be smaller in size. However, Janus Capital has contractually agreed to waive the reorganized Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). These waivers are first applied against the Management Fee and then against Other Expenses.
--------------------------------------------------------------------------------

   EXAMPLE:
   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 Year       3 Years      5 Years      10 Years
                                                                -----------------------------------------------
    Balanced Fund                                                $121         $378         $654         $1,443

 4 Janus Adviser Series

                                      Investment objective, principal investment
                                                 strategies and risks

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Balanced Fund, its principal investment strategies and certain risks of investing in Balanced Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus on pages 9-10 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Fund normally invests at least 25% of its assets in fixed-income securities.

The following questions and answers are designed to help you better understand Balanced Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          The Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. In other words, she seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. She makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is a significant consideration when choosing investments for the Fund. The portfolio manager may consider dividend-paying characteristics in selecting common stocks.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio manager seeks companies that meet her selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT IS A "SPECIAL SITUATION"?

          The Fund may invest in special situations. A special situation arises when the portfolio manager believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product,

              Investment objective, principal investment strategies and risks 5 service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.

4. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although Balanced Fund does not emphasize companies of any particular size, a Fund with a larger asset base are more likely to invest in larger, more established issuers.

5. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF BALANCED FUND'S PORTFOLIO?

          Balanced Fund shifts assets between the growth and income components of its portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, the Fund will place a greater emphasis on the growth component.

6. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF BALANCED FUND'S PORTFOLIO?

          The growth component of the Fund's portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.

7. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF BALANCED FUND'S PORTFOLIO?

          The income component of Balanced Fund is expected to consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Fund if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

GENERAL PORTFOLIO POLICIES

          In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio manager believes that market conditions are unfavorable for profitable investing, or when she is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity.

          When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

 6 Janus Adviser Series

          OTHER TYPES OF INVESTMENTS
          Balanced Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The Fund also invests in domestic and foreign equity securities with varying degrees of emphasis on income. The Fund may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Fund's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager

              Investment objective, principal investment strategies and risks 7 believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

 8 Janus Adviser Series

RISKS FOR BALANCED FUND

          Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Balanced Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

          The Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

              Investment objective, principal investment strategies and risks  9

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

          The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.

 10 Janus Adviser Series

                                                          Management of the Fund

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Fund.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

          Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES AND EXPENSE LIMITS

          The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. The Fund is subject to the following management fee schedule (expressed as an annual rate). In addition, the Fund incurs expenses not assumed by Janus Capital, including the administrative services fee, distribution fee, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                                       Average Daily
                                                        Net Assets          Annual Rate       Expense Limit
     Fee Schedule                                         of Fund         Percentage (%)    Percentage (%)(1)
------------------------------------------------------------------------------------------------------------------
     Balanced Fund                                    All Asset Levels         0.65               0.67
------------------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least July 31, 2003.

                                                      Management of the Fund  11

INVESTMENT PERSONNEL

PORTFOLIO MANAGER

KAREN L. REIDY
--------------------------------------------------------------------------------
            is Executive Vice President and portfolio manager of Janus
            Adviser Balanced Fund, and Janus Adviser Equity Income Fund, which she has managed since inception. She is also Executive Vice President and portfolio manager of Janus Aspen Balanced
            Portfolio, Janus Aspen Equity Income Portfolio, Janus Balanced
            Fund and Janus Equity Income Fund as of January 2000. She is also an assistant portfolio manager of Janus Adviser Growth Fund, Janus Aspen Growth Portfolio and Janus Fund. Prior to joining
            Janus Capital in 1995, she worked for Price Waterhouse as a manager in both the Mergers and Acquisitions and Audit business units. In this capacity, Ms. Reidy performed due diligence work for corporate clients and oversaw audit engagements. She received an undergraduate degree in Accounting from the University of Colorado in 1989 and passed the CPA exam in 1992. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.

 12 Janus Adviser Series

                                                               Other information

          ADMINISTRATIVE SERVICES FEE

          Janus Service Corporation, the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in the shares. Janus Service expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

          DISTRIBUTION FEE

          Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay Janus Distributors, Inc., the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Fund. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          DISTRIBUTION OF THE FUND

          The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  13

Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          DISTRIBUTION SCHEDULE

          Dividends are normally declared and paid in March, June, September and December. Capital gains are normally declared and paid in December.

          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Balanced Fund declared a dividend in the amount of $0.25 per share. If Balanced Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

          "BUYING A DIVIDEND"

          If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

          For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

          As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

          The following discussion is not a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

          TAXES ON DISTRIBUTIONS

          Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at

 14 Janus Adviser Series
          different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

          Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

          TAXATION OF THE FUND

          Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under
          Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment income.

          The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code.

                                                     Distributions and taxes  15

Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

          Investments will be processed at the NAV next determined after an order is received and accepted by the Fund or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

          To the extent the Fund holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

PURCHASES

          Purchases of Fund shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. Financial intermediaries must maintain a $100,000 minimum aggregate account balance in the Fund, except for defined contribution plans and broker wrap accounts.

          The Fund does not permit frequent trading or market timing. Excessive purchases of Fund shares disrupt portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Fund. Although there is no present intention to do so, the Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

          Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

          - You may exchange shares of the Fund only for shares of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

          - You must meet the minimum investment amount for the Fund.

          - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

 16 Janus Adviser Series

REDEMPTIONS

          Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

          Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

FREQUENT TRADING

          Frequent trading of Fund shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Fund's investments. The Fund does not permit frequent trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The Fund may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

                                                         Shareholder's guide  17

Financial highlights

          Balanced Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into Janus Adviser Series. The financial highlights presented below are for the Retirement Shares of the predecessor fund of Janus Aspen Series (from inception of the Retirement Shares through December 31st of each fiscal period shown). Items 1 through 8 reflect financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of the predecessor fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Janus Aspen Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                                                            BALANCED PORTFOLIO -
                                                                             RETIREMENT SHARES
---------------------------------------------------------------------------------------------------------
                                                                         Periods ending December 31
                                                                     1999           1998         1997(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $22.59         $17.47         $15.38
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                            0.46           0.21           0.27
  3. Net gains or losses on securities (both realized and
     unrealized)                                                      5.41           5.58           2.30
  4. Total from investment operations                                 5.87           5.79           2.57
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                         (0.42)         (0.18)         (0.30)
  6. Distributions (from capital gains)                                 --         (0.49)         (0.18)
  7. Total distributions                                            (0.42)         (0.67)         (0.48)
  8. NET ASSET VALUE, END OF PERIOD                                 $28.04         $22.59         $17.47
  9. Total return*                                                  26.13%         33.59%         16.92%
 10. Net assets, end of period (in thousands)                      $53,598        $17,262            $12
 11. Average net assets for the period (in thousands)              $28,498         $3,650            $11
 12. Ratio of gross expenses to average net assets**(3)              1.19%(2)       1.24%(2)       1.32%(2)
 13. Ratio of net expenses to average net assets**(4)                1.19%          1.24%          1.32%
 14. Ratio of net investment income to average net assets**          2.36%          2.04%          2.38%
 15. Portfolio turnover rate**                                         92%            70%           139%
---------------------------------------------------------------------------------------------------------

*   Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) May 1, 1997 (inception) to December 31, 1997.
(2) The ratio was 1.19% in 1999, 1.26% in 1998 and 1.33% in 1997 before reduction of the management fees to the effective rate of Janus Balanced
    Fund.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 18 Janus Adviser Series

                                                    Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

                                                Glossary of investment terms  19

          Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

 20 Janus Adviser Series

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

                                                Glossary of investment terms  21
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

 22 Janus Adviser Series

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                                                                              23

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 24

                       This page intentionally left blank

[JANUS LOGO]

        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com

You can request other information, including a Statement of Additional Information for Janus Adviser Series, or an Annual Report or Semiannual Report of Janus Aspen Series, free of charge, by contacting your plan sponsor, broker or financial institution. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of Janus Aspen Series during the last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You
may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-9885

INSPROADVBAL0700

                                         [JANUS LOGO]

                   Janus Adviser Series

                              PROSPECTUS
                              JULY 31, 2000

                              Janus Adviser International Fund

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    [JANUS LOGO]

                This prospectus describes Janus Adviser International Fund ("International Fund" or the "Fund"), a portfolio of Janus Adviser Series.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   International Fund.......................................    2
                   Fees and expenses........................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   International Fund.......................................    5
                   General portfolio policies...............................    6
                   Risks for International Fund.............................    8
                MANAGEMENT OF THE FUND
                   Investment adviser.......................................   10
                   Management expenses and expense limits...................   10
                   Investment personnel.....................................   11
                OTHER INFORMATION...........................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions............................................   13
                   Taxes....................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares...................................   15
                   Purchases................................................   15
                   Exchanges................................................   15
                   Redemptions..............................................   16
                   Frequent trading.........................................   16
                   Shareholder communications...............................   16
                FINANCIAL HIGHLIGHTS........................................   17
                GLOSSARY
                   Glossary of investment terms.............................   18


                                                            Table of contents  1

Risk return summary

INTERNATIONAL FUND

          International Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF INTERNATIONAL FUND?

--------------------------------------------------------------------------------

          - INTERNATIONAL FUND seeks long-term growth of capital.

          The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF INTERNATIONAL FUND?

          The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the Fund's portfolio managers look for companies with earnings growth potential one at a time. If the portfolio managers are unable to find investments with earning growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

          The Fund may invest without limit in foreign equity and debt securities and less than 35% of its net assets in high-yield/high risk bonds.

          International Fund normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN INTERNATIONAL FUND?

          The biggest risk of investing in this Fund is that its returns may vary, and you could lose money. If you are considering investing in International Fund, remember that they it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value
          (NAV) will also decrease, which means if you sell your shares in the Fund you would get back less money.

          International Fund may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

          An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Adviser Series

          The following information provides some indication of the risks of investing in International Fund by showing how International Fund's performance has varied over time. The Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into Janus Adviser Series. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. (The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of a different class of Janus Aspen Series, restated to reflect the fees and expenses of the Retirement Shares on May 1, 1997, ignoring any fee and expense limitations.) The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

           INTERNATIONAL FUND

           Annual returns for periods ended 12/31

                              22.92%     32.76%     16.15%     16.86%     81.32%
                               1995       1996       1997       1998       1999

           Best Quarter   4th-1999  58.25%    Worst Quarter   3rd-1998  (17.76%)

                          Average annual total return for periods ended 12/31/99
                          ------------------------------------------------------

                                                                                             Since Inception
                                                                                           of Predecessor Fund
                                                                      1 year    5 years         (5/2/94)
                International Fund                                    81.32%    32.06%           27.11%
                Morgan Stanley Capital International EAFE(R)
                  Index*                                              26.96%    12.83%           11.22%
                                                                  --------------------------------------------

           * The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.

          International Fund's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information shown is based upon estimated annualized expenses the Fund expects to incur during its initial fiscal year.

                                                                            Total Annual Fund                 Total Annual Fund
                                              Distribution                      Operating                         Operating
                             Management          (12b-1)        Other           Expenses          Total           Expenses
                                 Fee             Fees(1)      Expenses     Without Waivers(2)    Waivers       With Waivers(2)
    International Fund          0.65%             0.25%         0.53%             1.43%           0.19%            1.24%

--------------------------------------------------------------------------------

   (1) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

   (2) All expenses are stated both with and without contractual waivers by Janus Capital. Total annual fund operating expenses without waivers for the Fund formed from the reorganization of Janus Aspen Series Retirement Shares (Predecessor Fund) are estimated to be higher than the Predecessor Fund's because the new Fund will initially be smaller in size. However, Janus Capital has contractually agreed to waive the reorganized Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). These waivers are first applied against the Management Fee and then against Other Expenses.
--------------------------------------------------------------------------------

   EXAMPLE:
   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 Year       3 Years      5 Years      10 Years
                                                                -----------------------------------------------
    International Fund                                           $146         $452         $782         $1,713

 4 Janus Adviser Series

                                      Investment objective, principal investment
                                                 strategies and risks

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of International Fund, its principal investment strategies and certain risks of investing in International Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus on pages 8-9 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          International Fund seeks long-term growth of capital. Normally, the Fund pursues its objective by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

The following questions and answers are designed to help you better understand International Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          The Fund may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. In other words, they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. They make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT IS A "SPECIAL SITUATION"?

          The Fund may invest in special situations. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product,

              Investment objective, principal investment strategies and risks 5 service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.

4. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although International Fund does not emphasize companies of any particular size, a Fund with a larger asset base is more likely to invest in larger, more established issuers.

GENERAL PORTFOLIO POLICIES

          In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio managers have committed available assets to desirable investment opportunities. However, the portfolio managers may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity.

          When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          International Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The Fund may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Fund's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures

 6 Janus Adviser Series
          adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio managers, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR INTERNATIONAL FUND

          Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in International Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

          The Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 8 Janus Adviser Series

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

          The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio managers' judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.

              Investment objective, principal investment strategies and risks  9

Management of the Fund

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Fund.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

          Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES AND EXPENSE LIMITS

          The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. The Fund is subject to the following management fee schedule (expressed as an annual rate). In addition, the Fund incurs expenses not assumed by Janus Capital, including the administrative services fee, distribution fee, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                                       Average Daily
                                                        Net Assets         Annual Rate        Expense Limit
     Fee Schedule                                         of Fund         Percentage (%)    Percentage (%)(1)
------------------------------------------------------------------------------------------------------------------
     International Fund                               All Asset Levels         0.65               0.74
------------------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least July 31, 2003.

 10 Janus Adviser Series

INVESTMENT PERSONNEL

PORTFOLIO MANAGERS

LAURENCE J. CHANG
--------------------------------------------------------------------------------
            is Executive Vice President and co-manager of Janus Adviser International Fund and Janus Adviser Worldwide Fund, each of which he has co-managed since inception. He has also co-managed Janus Aspen Worldwide Growth Portfolio, Janus Worldwide Fund,
            Janus Aspen International Growth Portfolio and Janus Overseas
            Fund since December 1999, September 1999, May 1998 and April
            1998, respectively. He served as assistant portfolio manager for Janus Aspen International Growth Portfolio and Janus Overseas
            Fund since 1996. Mr. Chang joined Janus Capital in 1993 as a research analyst. He received an undergraduate degree with honors in Religion with a concentration in Philosophy from Dartmouth College and a Masters Degree in Political Science from Stanford University. Mr. Chang has earned the right to use the Chartered Financial Analyst designation.

HELEN YOUNG HAYES
--------------------------------------------------------------------------------
            is Executive Vice President and co-manager of Janus Adviser International Fund and Janus Adviser Worldwide Fund, each of which she has co-managed since inception. She also co-manages
            Janus Aspen Worldwide Growth Portfolio, Janus Aspen International Growth Portfolio, Janus Worldwide Fund and Janus Overseas Fund, all of which she has managed or co-managed since their inceptions. Ms. Hayes joined Janus Capital in 1987. She holds a Bachelor of Arts in Economics from Yale University. Ms. Hayes has earned the right to use the Chartered Financial Analyst designation.

                                                      Management of the Fund  11

Other information

          ADMINISTRATIVE SERVICES FEE

          Janus Service Corporation, the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in the shares. Janus Service expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

          DISTRIBUTION FEE

          Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay Janus Distributors, Inc., the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Fund. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          DISTRIBUTION OF THE FUND

          The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Adviser Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          DISTRIBUTION SCHEDULE

          Dividends and capital gains are normally declared and paid in December.

          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, International Fund declared a dividend in the amount of $0.25 per share. If International Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

          "BUYING A DIVIDEND"

          If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

          For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

          As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

          The following discussion is not a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

          TAXES ON DISTRIBUTIONS

          Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the

                                                     Distributions and taxes  13
          dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

          Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

          TAXATION OF THE FUND

          Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under
          Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment income.

          The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code.

 14 Janus Adviser Series

                                                             Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

          Investments will be processed at the NAV next determined after an order is received and accepted by the Fund or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

          To the extent the Fund holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

PURCHASES

          Purchases of Fund shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. Financial intermediaries must maintain a $100,000 minimum aggregate account balance in the Fund, except for defined contribution plans and broker wrap accounts.

          The Fund does not permit frequent trading or market timing. Excessive purchases of Fund shares disrupt portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Fund. Although there is no present intention to do so, the Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

          Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

          - You may exchange shares of the Fund only for shares of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

          - You must meet the minimum investment amount for the Fund.

          - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

                                                         Shareholder's guide  15

REDEMPTIONS

          Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

          Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

FREQUENT TRADING

          Frequent trading of Fund shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Fund's investments. The Fund does not permit frequent trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio managers cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The Fund may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

 16 Janus Adviser Series

                                                            Financial highlights

          International Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into Janus Adviser Series. The financial highlights presented below are for the Retirement Shares of the predecessor fund of Janus Aspen Series (from inception of the Retirement Shares through December 31st of each fiscal period shown). Items 1 through 8 reflect financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of the predecessor fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Janus Aspen Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                                                            INTERNATIONAL GROWTH
                                                                       PORTFOLIO - RETIREMENT SHARES
---------------------------------------------------------------------------------------------------------
                                                                         Periods ending December 31
                                                                     1999           1998         1997(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                           $21.27         $18.44         $16.80
     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                              --           0.05           0.04
  3. Net gains or losses on securities (both realized and
     unrealized)                                                     17.30           3.07           1.73
  4. Total from investment operations                                17.30           3.12           1.77
     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                         (0.01)         (0.01)         (0.09)
  6. Distributions (from capital gains)                                 --         (0.28)         (0.04)
  7. Total distributions                                            (0.01)         (0.29)         (0.13)
  8. NET ASSET VALUE, END OF PERIOD                                 $38.56         $21.27         $18.44
  9. Total return*                                                  81.32%         16.86%         10.53%
 10. Net assets, end of period (in thousands)                      $16,986            $17            $11
 11. Average net assets for the period (in thousands)               $3,738            $13            $11
 12. Ratio of gross expenses to average net assets**(3)              1.25%(2)       1.35%(2)       1.45%(2)
 13. Ratio of net expenses to average net assets**(4)                1.24%          1.35%          1.45%
 14. Ratio of net investment income to average net assets**        (0.29%)          0.26%          0.26%
 15. Portfolio turnover rate**                                         80%            93%            86%
---------------------------------------------------------------------------------------------------------

*   Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) May 1, 1997 (inception) to December 31, 1997.
(2) The ratio was 1.32% in 1999, 1.44% in 1998 and 1.57% in 1997 before reduction of the management fees to the effective rate of Janus Overseas
    Fund.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  17

Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio managers may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

 18 Janus Adviser Series

          Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

                                                Glossary of investment terms  19

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

 20 Janus Adviser Series
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

                                                Glossary of investment terms  21

[JANUS LOGO]

        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com

You can request other information, including a Statement of Additional Information for Janus Adviser Series, or an Annual Report or Semiannual Report of Janus Aspen Series, free of charge, by contacting your plan sponsor, broker or financial institution. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of Janus Aspen Series during the last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You
may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-9885
INSPROADVINTL0700

                                         [JANUS LOGO]

                   Janus Adviser Series

                              PROSPECTUS
                              JULY 31, 2000

                              Janus Adviser Worldwide Fund

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     [JANUS LOGO]

                This prospectus describes Janus Adviser Worldwide Fund ("Worldwide Fund" or the "Fund"), a portfolio of Janus Adviser Series.

                                                               Table of contents

                RISK/RETURN SUMMARY
                   Worldwide Fund................................................    2
                   Fees and expenses.............................................    4
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
                   Worldwide Fund................................................    5
                   General portfolio policies....................................    6
                   Risks for Worldwide Fund......................................    8
                MANAGEMENT OF THE FUND
                   Investment adviser............................................   10
                   Management expenses and expense limits........................   10
                   Investment personnel..........................................   11
                OTHER INFORMATION................................................   12
                DISTRIBUTIONS AND TAXES
                   Distributions.................................................   13
                   Taxes.........................................................   13
                SHAREHOLDER'S GUIDE
                   Pricing of fund shares........................................   15
                   Purchases.....................................................   15
                   Exchanges.....................................................   15
                   Redemptions...................................................   16
                   Frequent trading..............................................   16
                   Shareholder communications....................................   16
                FINANCIAL HIGHLIGHTS.............................................   17
                GLOSSARY
                   Glossary of investment terms..................................   18


                                                            Table of contents  1

Risk return summary

WORLDWIDE FUND

          Worldwide Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF WORLDWIDE FUND?

--------------------------------------------------------------------------------

          - WORLDWIDE FUND seeks long-term growth of capital in a manner consistent with the preservation of capital.

          The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF WORLDWIDE FUND?

          The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the Fund's portfolio managers look for companies with earnings growth potential one at a time. If the portfolio managers are unable to find investments with earnings growth potential, a significant portion of the Fund's assets may be in cash or similar investments.

          The Fund may invest without limit in foreign equity and debt securities and less than 35% of its net assets in high-yield/high risk bonds.

          Worldwide Fund invests primarily in common stocks of companies of any size throughout the world. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even a single country.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN WORLDWIDE FUND?

          The biggest risk of investing in the Fund is that its returns may vary, and you could lose money. If you are considering investing in Worldwide Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value
          (NAV) will also decrease, which means if you sell your shares in the Fund you would get back less money.

          Worldwide Fund may have significant exposure to foreign markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

          An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2 Janus Adviser Series

          The following information provides some indication of the risks of investing in Worldwide Fund by showing how Worldwide Fund's performance has varied over time. The Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into Janus Adviser Series. The returns for the Fund reflect the performance of the Retirement Shares of Janus Aspen Series prior to the reorganization. (The performance of the Retirement Shares prior to May 1, 1997 reflects the performance of a different class of Janus Aspen Series, restated to reflect the fees and expenses of the Retirement Shares on May 1, 1997, ignoring any fee and expense limitations.) The bar chart depicts the change in performance from year to year during the period indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

           WORLDWIDE FUND

           Annual Returns for Periods Ended 12/31

                             1.20%  26.82%  28.15%  20.96%  28.25%  63.66%
                              1994   1995    1996    1997    1998    1999

           Best Quarter: 4th-1999  42.05%  Worst Quarter: 3rd-1998  (16.16%)

                          Average annual total return for periods ended 12/31/99
                          ------------------------------------------------------

                                                                                             Since Inception
                                                                                           of Predecessor Fund
                                                                      1 year    5 years         (9/13/93)
                                                                      ----------------------------------------
                Worldwide Fund                                        63.66%    32.78%           28.77%
                Morgan Stanley Capital International World Index*     24.93%    19.76%           16.41%

           * The Morgan Stanley Capital International World Index is a market capitalization weighted index composed of companies representative of the market structure of 21 Developed Market countries in North America, Europe and the Asia/Pacific Region.

          Worldwide Fund's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will not pay any shareholder fees when you buy or sell shares of the Fund.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The information shown is based upon estimated annualized expenses the Fund expects to incur during its initial fiscal year.

                                                                                     Total Annual Fund             Total Annual Fund
                                                           Distribution                  Operating                     Operating
                                            Management        (12b-1)      Other         Expenses        Total         Expenses
                                                Fee           Fees(1)    Expenses   Without Waivers(2)  Waivers     With Waivers(2)
    Capital Appreciation Fund                  0.65%          0.25%        0.32%          1.22%          0.02%          1.20%

--------------------------------------------------------------------------------

   (1) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

   (2) All expenses are stated both with and without contractual waivers by Janus Capital. Total annual fund operating expenses without waivers for the Fund formed from the reorganization of Janus Aspen Series Retirement Shares (Predecessor Fund) are estimated to be higher than the Predecessor Fund's because the new Fund will initially be smaller in size. However, Janus Capital has contractually agreed to waive the reorganized Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the level indicated until at least July 31, 2003 (which is based on the expense ratio of the Predecessor Fund). These waivers are first applied against the Management Fee and then against Other Expenses.
--------------------------------------------------------------------------------

   EXAMPLE:
   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 Year       3 Years      5 Years      10 Years
                                                                ---------------------------------------------------
    Worldwide Fund                                               $124         $387         $670         $1,477

 4 Janus Adviser Series

                                      Investment objective, principal investment
                                                 strategies and risks

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          This section takes a closer look at the investment objective of Worldwide Fund, its principal investment strategies and certain risks of investing in Worldwide Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus on pages 8-9 for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

          Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Fund normally invests in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even a single country.

The following questions and answers are designed to help you better understand Worldwide Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

          The Fund may invest substantially all of its assets in common stocks if its portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. In other words, they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. They make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Fund. Income realized on the Fund's investments will be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT IS A "SPECIAL SITUATION"?

          The Fund may invest in special situations. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares or paying dividends. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product,

              Investment objective, principal investment strategies and risks 5 service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure.

4. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although Worldwide Fund does not emphasize companies of any particular size, a Fund with a larger asset base is more likely to invest in larger, more established issuers.

GENERAL PORTFOLIO POLICIES

          In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio managers have committed available assets to desirable investment opportunities. However, the portfolio managers may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity.

          When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Worldwide Fund invests primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. The Fund may also invest to a lesser degree in other types of securities. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 35% of the Fund's assets)

          - options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures

 6 Janus Adviser Series
          adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          The Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio managers, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Fund generally intends to purchase securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

              Investment objective, principal investment strategies and risks  7

RISKS FOR WORLDWIDE FUND

          Because the Fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Worldwide Fund.

1. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

          The Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

          - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 8 Janus Adviser Series

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

          Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

          The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio managers' judgement proves incorrect. Risks associated with the use of derivative instruments are described in the SAI.

              Investment objective, principal investment strategies and risks  9

Management of the Fund

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of the investment portfolio and other business affairs of the Fund.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

          Retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries may receive fees for providing recordkeeping, subaccounting and other administrative services to their customers in connection with investment in the Fund.

MANAGEMENT EXPENSES AND EXPENSE LIMITS

          The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. The Fund is subject to the following management fee schedule (expressed as an annual rate). In addition, the Fund incurs expenses not assumed by Janus Capital, including the administrative services fee, distribution fee, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                                       Average Daily
                                                        Net Assets         Annual Rate        Expense Limit
     Fee Schedule                                         of Fund         Percentage (%)    Percentage (%)(1)
--------------------------------------------------------------------------------------------------------------
     Worldwide Fund                                   All Asset Levels         0.65               0.70
--------------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Fund's total operating expenses (excluding the distribution fee, administrative services fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least July 31, 2003.

 10 Janus Adviser Series

INVESTMENT PERSONNEL

PORTFOLIO MANAGERS

LAURENCE J. CHANG
--------------------------------------------------------------------------------
            is Executive Vice President and co-manager of Janus Adviser International Fund and Janus Adviser Worldwide Fund, each of which he has co-managed since inception. He has also co-managed Janus Aspen Worldwide Growth Portfolio, Janus Worldwide Fund,
            Janus Aspen International Growth Portfolio and Janus Overseas
            Fund since December 1999, September 1999, May 1998 and April
            1998, respectively. He served as assistant portfolio manager for Janus Aspen International Growth Portfolio and Janus Overseas
            Fund since 1996. Mr. Chang joined Janus Capital in 1993 as a research analyst. He received an undergraduate degree with honors in Religion with a concentration in Philosophy from Dartmouth College and a Masters Degree in Political Science from Stanford University. Mr. Chang has earned the right to use the Chartered Financial Analyst designation.

HELEN YOUNG HAYES
--------------------------------------------------------------------------------
            is Executive Vice President and co-manager of Janus Adviser International Fund and Janus Adviser Worldwide Fund, each of which she has co-managed since inception. She also co-manages
            Janus Aspen Worldwide Growth Portfolio, Janus Aspen International Growth Portfolio, Janus Worldwide Fund and Janus Overseas Fund, all of which she has managed or co-managed since their inceptions. Ms. Hayes joined Janus Capital in 1987. She holds a Bachelor of Arts in Economics from Yale University. Ms. Hayes has earned the right to use the Chartered Financial Analyst designation.

                                                      Management of the Fund  11

Other information

          ADMINISTRATIVE SERVICES FEE

          Janus Service Corporation, the Trust's transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund for providing or procuring recordkeeping, subaccounting and other administrative services to investors in the shares. Janus Service expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

          DISTRIBUTION FEE

          Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay Janus Distributors, Inc., the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Fund. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          DISTRIBUTION OF THE FUND

          The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 12 Janus Adviser Series

                                                         Distributions and taxes

DISTRIBUTIONS

          To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          DISTRIBUTION SCHEDULE

          Dividends and capital gains are normally declared and paid in December.

          HOW DISTRIBUTIONS AFFECT NAV

          Distributions are paid to shareholders as of the record date of the distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Worldwide Fund declared a dividend in the amount of $0.25 per share. If Worldwide Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

          "BUYING A DIVIDEND"

          If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

          For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. To receive distributions in cash, contact your financial intermediary. Either way, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

          As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

          The following discussion is not a complete analysis of the federal tax implications of investing in the Fund. You may wish to consult your own tax adviser. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

          TAXES ON DISTRIBUTIONS

          Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the

                                                     Distributions and taxes  13
          dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Your financial intermediary will provide this information to you. Account tax information will also be sent to the IRS.

          Income dividends or capital gains distributions made by the Fund purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

          TAXATION OF THE FUND

          Dividends, interest and some gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under
          Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such election is not made, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment income.

          The Fund does not expect to pay any federal income or excise taxes because its intends to meet certain requirements of the Internal Revenue Code.

 14 Janus Adviser Series

                                                             Shareholder's guide

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE FUND DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH RETIREMENT PLANS, BROKERS, BANK TRUST DEPARTMENTS, FINANCIAL ADVISERS OR OTHER FINANCIAL INTERMEDIARIES. CONTACT YOUR FINANCIAL INTERMEDIARY OR REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO PURCHASE, REDEEM OR EXCHANGE SHARES.

PRICING OF FUND SHARES

          Investments will be processed at the NAV next determined after an order is received and accepted by the Fund or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange any day that the NYSE is open. Securities of the Fund are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the SAI for more detailed information.

          To the extent the Fund holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

PURCHASES

          Purchases of Fund shares may be made only through institutional channels such as retirement plans and financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. Financial intermediaries must maintain a $100,000 minimum aggregate account balance in the Fund, except for defined contribution plans and broker wrap accounts.

          The Fund does not permit frequent trading or market timing. Excessive purchases of Fund shares disrupt portfolio management and drive Fund expenses higher. The Fund reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of a size that would disrupt the management of the Fund. Although there is no present intention to do so, the Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund's shares are discontinued, it is expected that existing plan participants and other shareholders invested in the Fund would be permitted to continue to authorize investments in the Fund and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

EXCHANGES

          Contact your financial intermediary or consult your plan documents to exchange into other Funds in Janus Adviser Series. Be sure to read the prospectus of the Fund you are exchanging into. An exchange is a taxable transaction (except for qualified plan accounts).

          - You may exchange shares of the Fund only for shares of another Fund in Janus Adviser Series offered through your financial intermediary or qualified plan.

          - You must meet the minimum investment amount for the Fund.

          - The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund does not permit frequent trading or market timing. Excessive exchanges of Fund shares disrupt portfolio management and drive Fund expenses higher. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

                                                         Shareholder's guide  15

REDEMPTIONS

          Redemptions, like purchases, may be effected only through retirement plans and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details.

          Shares of the Fund may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Fund or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

FREQUENT TRADING

          Frequent trading of Fund shares in response in short-term fluctuations in the market -- also known as "market timing" -- may make it very difficult to manage the Fund's investments. The Fund does not permit frequent trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio managers cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The Fund may notify a market timer of rejection of a purchase or exchange order after the day the order is placed. If the Fund allows a market timer to trade Fund shares, it may require the market timer to enter into a written agreement to follow certain procedures and limitations.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Fund that they have authorized for investment. Each report from their financial intermediaries will show the investments owned by the Fund and the market values thereof, as well as other information about the Fund and its operations. The Trust's fiscal year ends July 31.

 16 Janus Adviser Series

                                                            Financial highlights

          Worldwide Fund commenced operations on August 1, 2000, after the reorganization of the Retirement Shares of Janus Aspen Series into Janus Adviser Series. The financial highlights presented below are for the Retirement Shares of the predecessor fund of Janus Aspen Series (from inception of the Retirement Shares through December 31st of each fiscal period shown). Items 1 through 8 reflect financial results for a single Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Retirement Shares of the predecessor fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Janus Aspen Series' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                                                        WORLDWIDE GROWTH PORTFOLIO -
                                                                             RETIREMENT SHARES
---------------------------------------------------------------------------------------------------------
                                                                         Periods ending December 31
                                                                     1999           1998         1997(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD                            $29.06        $23.36         $20.72

     INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                                           (0.04)          0.02           0.14
  3. Net gains or losses on securities (both realized and
     unrealized)                                                      18.54          6.57           2.80
  4. Total from investment operations                                 18.50          6.59           2.94

     LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)                              --        (0.02)         (0.14)
  6. Distributions (from capital gains)                                  --        (0.87)         (0.16)
  7. Total distributions                                                 --        (0.89)         (0.30)
  8. NET ASSET VALUE, END OF PERIOD                                  $47.56        $29.06         $23.36
  9. Total return*                                                   63.66%        28.25%         14.22%
 10. Net assets, end of period (in thousands)                      $174,399        $5,837           $403
 11. Average net assets for the period (in thousands)               $49,424        $1,742            $11
 12. Ratio of gross expenses to average net assets**(3)               1.21%(2)      1.22%(2)       1.26%(2)
 13. Ratio of net expenses to average net assets**(4)                 1.21%         1.22%          1.26%
 14. Ratio of net investment income to average net assets**         (0.34%)       (0.02%)          0.16%
 15. Portfolio turnover rate**                                          67%           77%            80%
---------------------------------------------------------------------------------------------------------

*  Total return not annualized for periods of less than one year.
**  Annualized for periods of less than one full year.
(1) May 1, 1997 (inception) to December 31, 1997.
(2) The ratio was 1.21% in 1999, 1.24% in 1998 and 1.32% in 1997 before reduction of the management fees to the effective rate of Janus Worldwide Fund.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  17

Glossary of investment terms

          This glossary provides a more detailed description of some of the types of securities and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio managers may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the

 18 Janus Adviser Series

          Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

                                                Glossary of investment terms  19

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset

 20 Janus Adviser Series
          mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

                                                Glossary of investment terms  21

[JANUS LOGO]

        1-800-525-0020
        100 Fillmore Street
        Denver, Colorado 80206-4928
        janus.com

You can request other information, including a Statement of Additional Information for Janus Adviser Series, or an Annual Report or Semiannual Report of Janus Aspen Series, free of charge, by contacting your plan sponsor, broker or financial institution. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of Janus Aspen Series during the last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You
may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                                        Investment Company Act File No. 811-9885

INSPROADVWW0700